Audit Information	12 Months Ended
Dec. 31, 2024
Auditor [Table]
Auditor Name	FAHN KANNE & CO.
Auditor Firm ID	1375
Auditor Location	Tel Aviv, Israel
Auditor Opinion [Text Block]

Opinion on the financial statements

We have audited the accompanying statements of financial position of SaverOne 2014 Ltd. (the “Company”) as of December 31, 2024 and 2023, the related statements of comprehensive loss, changes in shareholders’ equity, and cash flows for each of the three years in the period ended December 31, 2024, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2024, in conformity with International Financial Reporting Standards as issued by the International Accounting Standards Board.